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April 18, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

ATTN.: Ms. Patsy Mengiste
       Document Control - EDGAR

       RE: Ameriprise Certificate Company (ACC)
           Post-Effective Amendment No. 35
           Ameriprise Stock Market Certificate
           File No.: 33-22503

Dear Ms. Mengiste:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, we, as the principal underwriter of the proposed offering to be made pursuant to the above-mentioned post-effective Amendment, hereby join the Registrant, Ameriprise Certificate Company, in requesting that the effective date for the Amendment be accelerated so that the Amendment will become effective on April 23, 2008.

Sincerely,


/s/ William F. Truscott
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William F. Truscott
Senior Vice President and Chief
Investment Officer
Ameriprise Financial Services, Inc.